SPDR® Series Trust
One Lincoln Street
Mail Stop 0326
Boston, MA 02111
August 31, 2011
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Post-Effective Amendment No. 69 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)
Ladies and Gentlemen:
SPDR® Series Trust (the “Trust”) hereby transmits for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 69 (“PEA No. 69”) to the Trust’s Registration Statement on Form N-1A. The primary purpose of PEA No. 69 is to reflect a revised objective for certain series of the Trust such that the objective no longer references a specific benchmark index. The Trust will be filing a post-effective amendment pursuant to Rule 485(b) on or about October 28, 2011 to update the financial information, finalize all disclosure and file any applicable exhibits to the Registration Statement.
Please contact the Trust’s counsel, Joseph J. Yanoshik of Morgan, Lewis & Bockius LLP, at (202) 739-5676 with questions or comments.
Sincerely,

/s/ Ryan M. Louvar Ryan M. Louvar
Secretary
Enclosures